Consolidated Statements of Income and Comprehensive Income	12 Months Ended
	Dec. 31, 2019 CNY (¥) ¥ / shares shares	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2018 CNY (¥) ¥ / shares shares	Dec. 31, 2017 CNY (¥) ¥ / shares shares
OPERATING REVENUES	¥ 319,181,424	$ 45,752,906	¥ 225,271,564	¥ 192,029,524
COST OF REVENUES	(146,167,843)	(20,952,358)	(85,414,061)	(79,180,187)
GROSS PROFIT	173,013,581	24,800,548	139,857,503	112,849,337
OPERATING EXPENSES
Selling expenses	(1,924,784)	(275,907)	(1,212,400)	(1,235,773)
General and administrative expenses	(39,881,854)	(5,716,845)	(29,822,426)	(24,618,898)
Research and development expenses	(18,355,403)	(2,631,147)	(8,020,082)	(9,696,322)
Total operating expenses	(60,162,041)	(8,623,899)	(39,054,908)	(35,550,993)
INCOME FROM OPERATIONS	112,851,540	16,176,649	100,802,595	77,298,344
OTHER INCOME (EXPENSE)
Investment income			300,000	195,874
Interest income	1,231,833	176,577	24,535	34,499
Finance expenses, net	(11,140,346)	(1,596,907)	(5,171,453)	(4,228,995)
Other income, net	2,390,525	342,667	1,337,711	566,260
Total other expenses, net	(7,517,988)	(1,077,663)	(3,509,207)	(3,432,362)
INCOME BEFORE INCOME TAXES	105,333,552	15,098,986	97,293,388	73,865,982
BENEFIT OF (PROVISION FOR) INCOME TAX
Current	(4,644,300)	(665,734)	(9,618,606)	(1,994,837)
Deferred	1,515,220	217,198	1,543,010	1,466,826
Total provision for income tax	(3,129,080)	(448,536)	(8,075,596)	(528,011)
NET INCOME	102,204,472	14,650,450	89,217,792	73,337,971
OTHER COMPREHENSIVE INCOME
Foreign currency translation adjustment	1,589,076	227,785	1,759,288	(250,623)
COMPREHENSIVE INCOME	¥ 103,793,548	$ 14,878,235	¥ 90,977,080	¥ 73,087,348
WEIGHTED AVERAGE NUMBER OF ORDINARY SHARES
Basic (in Shares)	100,000,000	100,000,000	100,000,000	100,000,000
Diluted (in Shares)	108,611,133	108,611,133	100,922,621	100,000,000
EARNINGS PER SHARE
Basic (in Dollars per share and Yuan Renminbi per share) | (per share)	¥ 1.02	$ 0.15	¥ 0.89	¥ 0.73
Diluted (in Dollars per share and Yuan Renminbi per share) | (per share)	¥ 0.94	$ 0.13	¥ 0.88	¥ 0.73